Fair Value Measurement (Tables)	6 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Reconciliation of Assets Measured at Fair Value on a Recurring Basis
The following table presents a reconciliation of assets measured at fair value on a recurring basis using unobservable inputs (level 3):

(in thousands)

Balance at July 1, 2016	$648
Unrealized losses for the period included in other income (expense), net	(503)
Sale of Perk warrants	(145)
Balance at December 31, 2016	$—

Reconciliation of Liabilities Measured at Fair Value on a Recurring Basis
The following table presents a reconciliation of liabilities measured at fair value on a recurring basis using unobservable inputs (level 3):

(in thousands)
Balance at July 1, 2016	$10
Additions to Level 3	3,856
Changes to fair value	(1,790)
Balance at December 31, 2016	$2,076